Income Taxes (Details) - Schedule of Effective Tax Rate and Statutory Income Tax Rate (Parentheticals)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Effective Tax Rate And Statutory Income Tax Rate [Abstract]
Income tax expense computed at an applicable tax rate	25.00%	25.00%